As filed with the Securities and Exchange Commission on May 19, 2011

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund and Skyline Special Equities Portfolio, each a series of Managers AMG Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 19th day of May, 2011.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jack W. Aber*	Trustee	May 19, 2011
Jack W. Aber

/s/ William E. Chapman, II*	Trustee	May 19, 2011
William E. Chapman, II

/s/ Nathaniel Dalton*	Trustee	May 19, 2011
Nathaniel Dalton

/s/ Edward J. Kaier*	Trustee	May 19, 2011
Edward J. Kaier

/s/ Steven J. Paggioli*	Trustee	May 19, 2011
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	May 19, 2011
Eric Rakowski

/s/ Thomas R. Schneeweis*	Trustee	May 19, 2011
Thomas R. Schneeweis

/s/ John H. Streur*	Trustee, President, and Principal Executive Officer	May 19, 2011
John H. Streur	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer	May 19, 2011
Donald S. Rumery	(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: May 19, 2011

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase